Segment disclosure - Disclosure of detailed information about geographic net assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Royalty, stream and other interests	$ 1,113,855	$ 1,174,298	$ 1,017,582
Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	637,413	695,356
Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	465,671	468,171
Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	10,771	10,771
North America [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	538,928	623,617
North America [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	392,520	483,050
North America [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	146,408	140,567
North America [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	0	0
South America [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	254,982	261,612
South America [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	127,008	138,259
South America [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	127,974	123,353
South America [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	0	0
Australia [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	201,099	162,462
Australia [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	57,646	8,511
Australia [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	136,386	146,884
Australia [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	7,067	7,067
Africa [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	49,906	54,295
Africa [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	49,906	54,295
Africa [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	0	0
Africa [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	0	0
Asia [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	26,004	26,004
Asia [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	0	0
Asia [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	22,300	22,300
Asia [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	3,704	3,704
Europe [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	42,936	46,308
Europe [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	10,333	11,241
Europe [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	32,603	35,067
Europe [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	$ 0	$ 0